Submission	May 21, 2026
Submission [Line Items]
Central Index Key	0002119292
Registrant Name	BLEICHROEDER ACQUISITION FRANCE MERGER SUB 2
Form Type	F-4
Submission Type	F-4
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A